Income taxes - Reconciliation of the Combined Canadian Federal and Provincial Income Tax Rate to the Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Combined Canadian federal and provincial statutory income tax rate	26.70%	26.80%	26.90%
Income tax (expense) recovery based on combined statutory income tax rate	$ (2,574)	$ 5,434	$ 6,714
Change in unrecognized tax assets	(1,963)	(2,701)	(9,235)
Change in unrecognized tax assets related to OCI	(188)	(228)	436
Share issuance costs	(40)	164	224
Permanent difference attributable to the use of local currency for tax reporting	792	(71)	(30)
Change in enacted rates used	(58)	(358)	(16)
Permanent difference attributable to net change in fair value of warrant liability	70	595	1,194
Share-based compensation costs	(152)	(49)	(291)
Difference in statutory income tax rate of foreign subsidiaries	(917)	768	972
Adjustments in respect of prior years	(372)	(149)	36
Other	(50)	74	(4)
Income tax (expense) recovery	$ (5,452)	$ 3,479	$ 0